Liabilities	12 Months Ended
Dec. 31, 2019
Accounts Payable And Accrued Liabilities
Liabilities
(a)	Accounts Payable and Accrued Liabilities

In 2015, the Company incurred a shortfall of CAD$14,000 in Canadian exploration expenditures for flow through purposes, and recognized a provision of US$2,000 for flow through indemnification as at December 31, 2017 which was included in accounts payable and accrued liabilities but was derecognized in 2018.

(b)	Flow Through Premium Liability

On April 21, 2017, the Company closed a private placement for 3.8 million flow through common shares at CAD$0.13 per share for gross proceeds of CAD$500,000. The fair value of the shares was CAD$0.11 per share, resulting in the recognition of a flow through premium liability of CAD$0.02 per share for a total of CAD$76,900. (Notes 11(b)(i) and (iii)).

On July 23, 2019, the Company closed a private placement for 23.7 million flow through common shares for gross proceeds of CAD$1.4 million; of these shares, 17.3 million were issued at a price of CAD$0.06 per share and 6.4 million shares at CAD$0.0625 per share. The fair value of the shares was CAD$0.06 per share, resulting in the recognition of a flow through premium liability of CAD$0.0025 per share for a total of CAD$16,000.

Balance, December 31, 2016	$-
Add:
Excess of subscription price over fair value of flow through common shares	57
Foreign currency translation adjustment	4
Less:
Income tax recovery	(7)

Balance, December 31, 2017	54
Less:
Income tax recovery	(54)

Balance, December 31, 2018	-
Add:
Excess of subscription price over fair value of flow through common shares	12
Less:
Income tax recovery	(3)

Balance, December 31, 2019	$9

(c)	Deferred Royalty Liability

The 3% NSR for the Fondaway Canyon project which was acquired in March 2017 has a buyout provision for an original amount of $600,000 which is subject to advance royalty payments of $35,000 per year by July 15th of each year until a gross total of $600,000 has been paid at which time the NSR is bought out in full. A balance of $425,000 was remaining upon the closing of the Membership Agreement. (Note 8(b)(i)).

Deferred Royalty
Liability

Balance, December 31, 2017	$171
Add:
Interest	30
Less:
Advance royalty payment	(35)
Foreign currency translation adjustment	(1)

Balance, December 31, 2018	165
Add:
Interest	29
Less:
Advance royalty payment	(35)
Foreign currency translation adjustment	(1)

Balance, December 31, 2019	$158

(d)	Lease Liability

The continuity of the lease liability for the year ended December 31, 2019 is as follows:

Lease Liability

Balance, December 31, 2018	$-
Initial recognition (Note 3(p))	112
Lease payments	(23)
Foreign currency translation adjustment	1
Balance, January 1, 2019	90
Add:
Interest	15
Foreign currency translation adjustment	5
Less:
Payments	(35)

Balance, December 31, 2019	$75

Current portion	$36
Long term portion	39
Balance, December 31, 2019	$75